Property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 352,092
Ending balance	369,608	$ 352,092
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,067,240	1,147,933
Additions	155,782	135,723
Additions - business acquisitions	8,164	1,822
Disposals/retirements	(105,840)	(178,246)
Foreign currency translation adjustment	(34,195)	(39,992)
Ending balance	1,091,151	1,067,240
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(715,148)	(774,987)
Disposals/retirements	102,536	178,246
Foreign currency translation adjustment	25,578	27,129
Depreciation expense (Note 24)	133,651	144,423
Impairment (Note 24)	858	1,113
Ending balance	(721,543)	(715,148)
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	56,946
Ending balance	53,904	56,946
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	78,907	79,281
Additions	5,202	2,000
Additions - business acquisitions	0	0
Disposals/retirements	(4,116)	0
Foreign currency translation adjustment	(2,622)	(2,374)
Ending balance	77,371	78,907
Land and buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(21,961)	(20,124)
Disposals/retirements	893	0
Foreign currency translation adjustment	489	753
Depreciation expense (Note 24)	2,888	2,590
Impairment (Note 24)	0	0
Ending balance	(23,467)	(21,961)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	88,812
Ending balance	92,325	88,812
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	244,824	241,542
Additions	24,040	26,349
Additions - business acquisitions	4,776	1,200
Disposals/retirements	(6,997)	(15,284)
Foreign currency translation adjustment	(3,671)	(8,983)
Ending balance	262,972	244,824
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(156,012)	(150,572)
Disposals/retirements	6,958	15,284
Foreign currency translation adjustment	3,392	5,400
Depreciation expense (Note 24)	24,127	25,512
Impairment (Note 24)	858	612
Ending balance	(170,647)	(156,012)
Furniture, fixtures and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	52,924
Ending balance	50,781	52,924
Furniture, fixtures and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	150,617	165,219
Additions	9,344	10,956
Additions - business acquisitions	984	208
Disposals/retirements	(6,466)	(20,238)
Foreign currency translation adjustment	(2,396)	(5,528)
Ending balance	152,083	150,617
Furniture, fixtures and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(97,693)	(108,060)
Disposals/retirements	6,424	20,238
Foreign currency translation adjustment	1,782	3,726
Depreciation expense (Note 24)	11,815	13,547
Impairment (Note 24)	0	50
Ending balance	(101,302)	(97,693)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	153,410
Ending balance	172,598	153,410
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	592,892	661,891
Additions	117,196	96,418
Additions - business acquisitions	2,404	414
Disposals/retirements	(88,261)	(142,724)
Foreign currency translation adjustment	(25,506)	(23,107)
Ending balance	598,725	592,892
Computer equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(439,482)	(496,231)
Disposals/retirements	88,261	142,724
Foreign currency translation adjustment	19,915	17,250
Depreciation expense (Note 24)	94,821	102,774
Impairment (Note 24)	0	451
Ending balance	$ (426,127)	$ (439,482)